Stock-Based Compensation - Effects of Stock-Based Compensation Related to Equity Awards to Employees and Nonemployees on Condensed Statement of Operations and Comprehensive Loss (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation	$ 331,977	$ 406,613	$ 883,672	$ 1,097,439	$ 1,452,827	$ 1,254,733
Stock Options [Member] | Cost of revenues [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation	59,720	34,119	133,105	89,606	115,266	68,660
Stock Options [Member] | Research and Development Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation	53,405	28,189	121,834	87,153	123,330	103,138
Stock Options [Member] | General and Administrative Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation	178,671	292,381	528,406	829,516	1,071,490	933,018
Stock Options [Member] | Sales and Marketing Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation	40,181	51,924	100,327	91,164	142,741	149,917
RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation	475,688	465,269	1,232,149	1,164,979	1,593,947	1,377,824
RSUs [Member] | Cost of revenues [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation	20,417	14,918	58,717	16,834	32,338
RSUs [Member] | Research and Development Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation	20,418	14,131	57,490	15,583	30,261	10,724
RSUs [Member] | General and Administrative Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation	74,521	6,668	160,927	7,676	38,274	$ 112,367
RSUs [Member] | Sales and Marketing Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation	$ 28,355	$ 22,939	$ 71,343	$ 27,447	$ 40,247